STOCK (Details 1) - $ / shares	9 Months Ended
	Jan. 31, 2023	Jan. 26, 2023	Sep. 15, 2022	Sep. 01, 2022
Exercise price	$ 0.003
Expected Remaining Term	5 years
Volatility	323.00%
Annual Rate of Quarterly Dividends	0.00%
Stock Price		$ 0.00045	$ 0.0007	$ 0.0007
Minimum [Member]
Exercise price	$ 0.03
Stock Price	0.0016
Maximum [Member]
Stock Price	$ 0.00165